Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt
Schedule of long-term debt

Long-term debt as of December 31, 2013 and 2012 consisted of the following (in thousands):

Lender	As of December 31, 2013	Current portion	Long-term portion	As of December 31, 2012	Current portion	Long-term portion
The Royal Bank of Scotland	$683,614	$4,628	$678,986	$686,800	$3,771	$683,029
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	11,447	646,713	658,160	—	658,160
HSH Nordbank	31,163	2,545	28,618	35,000	6,123	28,877
The Export-Import Bank of Korea ("KEXIM")	28,942	10,369	18,573	39,311	10,369	28,942
The Export-Import Bank of Korea & ABN Amro	68,109	11,250	56,859	79,359	11,250	68,109
Deutsche Bank	177,968	3,251	174,717	180,000	2,406	177,594
Credit Agricole	151,239	6,770	144,469	156,800	6,279	150,521
Credit Suisse	215,613	7,026	208,587	221,100	6,076	215,024
ABN Amro-Lloyds TSB-National Bank of Greece	247,001	7,537	239,464	253,200	6,966	246,234
Commerzbank-Credit Suisse- Credit Agricole	288,474	13,489	274,985	298,500	11,401	287,099
The Royal Bank of Scotland (January 2011 Credit Facility)	94,245	9,226	85,019	100,000	6,069	93,931
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	110,396	15,503	94,893	123,750	17,727	106,023
ABN Amro-Lloyds TSB-National Bank of Greece (January 2011 Credit Facility)	31,953	5,415	26,538	37,100	5,438	31,662
Sinosure CEXIM-Citi-ABN Amro Credit Facility	162,720	20,340	142,380	183,060	20,340	162,720
Club Facility (January 2011 Credit Facility)	78,001	12,618	65,383	83,900	6,180	77,720
Citi—Eurobank Credit Facility (January 2011 Credit Facility)	74,808	5,048	69,760	80,000	4,681	75,319
Comprehensive Financing Plan exit fee accrued	8,117	—	8,117	4,354	—	4,354
Fair value hedged debt	1,580	—	1,580	2,154	—	2,154

Total long-term debt	$3,112,103	$146,462	$2,965,641	$3,222,548	$125,076	$3,097,472

Hyundai Samho Vendor Financing	$121,755	$57,388	$64,367	$179,142	$57,388	$121,754

Schedule of Maturities of long-term debt for the years subsequent

Maturities of long-term debt for the years subsequent to December 31, 2013 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018	Total principal payments
2014	$133,769	$12,693	$—	$146,462
2015	155,318	22,066	—	177,384
2016	183,173	82,057	—	265,230
2017	180,430	113,913	—	294,343
2018	270,888	65,175	1,821,904	2,157,967
2019 and thereafter	61,020	—	—	61,020

Total long-term debt	$984,598	$295,904	$1,821,904	$3,102,406

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867

Total						786,956,945

*
The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of Maturities of long-term debt for the years subsequent

Maturities of the Hyundai Samho vendor financing for the years subsequent to December 31, 2013, are as follows (in thousands):

2014	$57,388
2015	46,530
2016	17,837

Total vendor financing	$121,755

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$683.6	The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Federal (ex Hyundai Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande
Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2	The Commodore, the Duka, the Marathonas, the Messologi, the Mytilini, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C, the Niledutch Zebra, the Danae C, the Dimitris C,
Credit Agricole	$151.2	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$178.0	The Zim Rio Grande, the Zim Sao Paolo and the OOCL Istanbul (ex Zim Kingston)
Credit Suisse	$215.6	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$247.0	The SNL Colombo, the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$288.5	The OOCL Novorossiysk (ex ZIM Dalian), the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$31.2	The Deva and the Derby D
KEXIM	$28.9	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$68.1	The CSCL Pusan and the CSCL Le Havre
January 2011 Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$110.4	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$94.2	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$32.0	The Hanjin Greece
Club Facility	$78.0	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$74.8	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$162.7	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$121.8	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany
(1)
As of December 31, 2013.

(2)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.